CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares CNY (¥) shares	Ordinary Shares Class A Ordinary Shares USD ($) shares	Ordinary Shares Class B Ordinary Shares CNY (¥) shares	Ordinary Shares Class B Ordinary Shares USD ($) shares	Additional Paid In Capital CNY (¥)	Additional Paid In Capital USD ($)	Accumulated Deficit CNY (¥)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning Balance at Dec. 31, 2018	¥ (2,365,459)		¥ 12							¥ (2,397,798)		¥ 32,327
Beginning Balance, Shares at Dec. 31, 2018 | shares			196,177,766
Share issuance in relation to share-based compensation			¥ 8					¥ (8)
Share issuance in relation to share-based compensation, Shares | shares			110,013,572
Share-based compensation	7,368							7,368
Net loss	(1,504,039)									(1,504,039)
Foreign currency translation adjustments	25,517											25,517
Accretion of convertible redeemable preferred shares	(508,130)							(7,360)		(500,770)
Ending Balance at Dec. 31, 2019	(4,344,743)		¥ 20							(4,402,607)		57,844
Ending Balance, Shares at Dec. 31, 2019 | shares			306,191,338
Share-based compensation	11,050							11,050
Net loss	(1,012,346)									(1,012,346)
Foreign currency translation adjustments	(143,876)											(143,876)
Deemed dividend (see Note 8)	(101,795)							(11,050)		(90,745)
Deemed repurchase of ordinary shares (see Note 8)	(11,536)		¥ 0							(11,536)
Deemed repurchase of ordinary shares, Shares | shares			(3,346,487)
Accretion of convertible redeemable preferred shares	(837,856)									(837,856)
Ending Balance at Dec. 31, 2020	(6,441,102)		¥ 20							(6,355,090)		(86,032)
Ending Balance, Shares at Dec. 31, 2020 | shares			302,844,851
Option exercised	¥ 148		¥ 3					145
Option exercised, Shares | shares	50,560,000	50,560,000	50,560,029
Share-based compensation	¥ 22,597							22,597
Restricted shares vested	7		¥ 0	¥ 0				7
Restricted shares vested, Shares | shares			495,250	2,940,638	2,940,638
Net loss	(1,177,120)	$ (184,717)								(1,177,120)
Foreign currency translation adjustments	(52,841)	(8,292)										(52,841)
Deemed repurchase of ordinary shares (see Note 8)	(119,346)		¥ (2)					(4,566)		(114,778)
Deemed repurchase of ordinary shares, Shares | shares			(23,448,013)
Accretion of convertible redeemable preferred shares and redeemable ordinary shares	(2,217,489)									(2,217,489)
Issuance of ordinary shares pursuant to initial public offerings (“IPO”)	269,201			¥ 2				269,199
Issuance of ordinary shares pursuant to initial public offerings (“IPO”), Shares | shares				37,498,050	37,498,050
Conversion of convertible redeemable preferred shares and redeemable ordinary shares upon IPO	8,868,913			¥ 66				8,868,847
Conversion of convertible redeemable preferred shares and redeemable ordinary shares upon IPO, Shares | shares				1,029,858,131	1,029,858,131
Re-designation of ordinary shares into Class A and Class B ordinary shares upon the IPO			¥ (21)	¥ 9		¥ 12
Redesignation of ordinary shares | shares			(330,452,117)	135,574,106	135,574,106	194,878,011	194,878,011
Ending Balance at Dec. 31, 2021	¥ (847,032)	$ (132,918)		¥ 77	$ 12	¥ 12	$ 2	¥ 9,156,229	$ 1,436,812	¥ (9,864,477)	$ (1,547,952)	¥ (138,873)	$ (21,792)
Ending Balance, Shares at Dec. 31, 2021 | shares				1,205,870,925	1,205,870,925	194,878,011	194,878,011